Details to the consolidated statements of cash flows (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [line items]
(Increase)/decrease in inventories	$ 30	$ (44)	$ (65)	$ 11
Increase/(decrease) in trade receivables	(256)	(167)	(760)	(1,210)
(Decrease)/increase in trade payables	(184)	(143)	(237)	(315)
Change in other current and non-current assets	22	172	368	(252)
Change in provisions and other current liabilities	620	624	139	440
Total	$ 232	$ 442	$ (555)	$ (1,326)